Combined Statements of Operations - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue:
Total revenue		$ 270,123	$ 250,325	$ 301,095	$ 271,855	$ 588,561	$ 563,717
Operating costs and expenses:
Selling, general and administrative, including stock-based compensation		33,443	32,995	59,993	55,019	105,512	97,104
Impairment of long-lived assets and other related costs						5,427
Depreciation and amortization		19,250	17,617	33,929	35,394	71,697	71,024
Total operating costs		250,656	222,764	330,885	290,534	619,142	544,474
Operating income (loss)		19,467	27,561	(29,790)	(18,679)	(30,581)	19,243
Other income (expense):
Interest expense		(9,448)	(6,402)	(18,360)	(12,529)	(29,582)	(24,471)
Share of earnings (losses) of affiliates, net (note 4)		11,462	15,022	10,659	12,143	28,927	31,008
Unrealized gains (losses) on intergroup interests		(49,409)	34,881	(62,786)	36,103	(35,154)	(30,766)
Realized and unrealized gains (losses) on financial instruments, net		3,840	1,659	3,079	6,460	13,067	2,849
Gains (losses) on dispositions, net (note 1)	$ 20,200	2,503	28	2,503	20,215	20,132	(606)
Other, net		813	143	1,654	168	1,674	(571)
Earnings (loss) before income taxes		(20,772)	72,892	(93,041)	43,881	(31,517)	(3,314)
Income tax benefit (expense) (note 8)		(8,141)	(9,193)	6,152	(3,217)	(2,655)	(9,692)
Net earnings (loss)		$ (28,913)	63,699	$ (86,889)	40,664	$ (34,172)	(13,006)
Unaudited Pro Forma basic net earnings (loss) attributable to Series A, Series B and Series C Atlanta Braves Holdings, Inc. shareholders per common share (note 2)		$ 0.33		$ (0.39)		$ 0.02
Baseball
Revenue:
Total revenue		$ 254,935	236,918	$ 272,496	246,758	$ 534,984	522,397
Operating costs and expenses:
Operating costs		195,458	169,585	232,229	195,811	427,832	369,743
Mixed-Use Development
Revenue:
Total revenue		15,188	13,407	28,599	25,097	53,577	41,320
Operating costs and expenses:
Operating costs		$ 2,273	$ 2,567	$ 4,204	$ 4,310	$ 8,674	$ 6,603